PENSION AND OTHER POSTRETIREMENT BENEFITS - Reconciliation For Assets Measure At Fair Value Using Level 3 (Details) - International - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Reconciliation of Level 3 assets
Impact of changes in foreign currency exchange rates	$ (7.8)	$ (25.3)
Significant Other Observable Inputs (Level 3) | Insurance contracts
Reconciliation of Level 3 assets
Balance at the beginning of the year	36.9
Net realized and unrealized gain	1.5
Purchases	5.6
Settlements	(7.0)
Impact of changes in foreign currency exchange rates	(0.7)
Balance at the end of the year	$ 36.3	$ 36.9